Stock-Based Compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Detail) - Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of Shares
Nonvested restricted stock and RSUs, beginning balance (shares) | shares	21,400,291
Granted (shares) | shares	6,948,487
Vested (shares) | shares	(10,880,844)
Forfeited (shares) | shares	(483,963)
Nonvested restricted stock and RSUs, ending balance (shares) | shares	16,983,971
Weighted-average fair value
Nonvested restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 27.72
Granted (usd per share) | $ / shares	39.58
Vested (usd per share) | $ / shares	25.34
Forfeited (usd per share) | $ / shares	33.20
Nonvested restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 34.07